Financial risk - Contractual maturity of financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	$ 827,998	$ 797,020
Total undiscounted contingent liabilities and commitments	190,397	194,551
Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	888,094	857,213
Total undiscounted contingent liabilities and commitments	167,999	171,979
Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	398,729	385,272
Total undiscounted contingent liabilities and commitments	190,397	194,551
Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	508,051	495,981
Total undiscounted contingent liabilities and commitments	167,999	171,979
Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	95,891	93,190
Over 1 Month to 3 Months | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	84,182	80,251
Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	161,671	154,072
Over 3 Months to 1 Year | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	144,293	137,816
Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	123,055	128,525
Over 1 Year to 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	105,477	109,802
Over 5 Years
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	48,652	35,961
Over 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	46,091	33,363
Total financial liabilities excluding loan capital
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	806,283	774,871
Total financial liabilities excluding loan capital | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	866,379	835,064
Total financial liabilities excluding loan capital | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	398,721	385,267
Total financial liabilities excluding loan capital | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	508,043	495,976
Total financial liabilities excluding loan capital | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	95,812	93,104
Total financial liabilities excluding loan capital | Over 1 Month to 3 Months | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	84,103	80,165
Total financial liabilities excluding loan capital | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	161,418	153,343
Total financial liabilities excluding loan capital | Over 3 Months to 1 Year | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	144,040	137,087
Total financial liabilities excluding loan capital | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	118,189	123,744
Total financial liabilities excluding loan capital | Over 1 Year to 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	100,611	105,021
Total financial liabilities excluding loan capital | Over 5 Years
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	32,143	19,413
Total financial liabilities excluding loan capital | Over 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted financial liabilities	29,582	16,815
Payables due to other financial institutions
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	18,196	21,971
Payables due to other financial institutions | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	17,741	21,839
Payables due to other financial institutions | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	15,242	16,496
Payables due to other financial institutions | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	14,788	16,364
Payables due to other financial institutions | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	1,754	4,438
Payables due to other financial institutions | Over 1 Month to 3 Months | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	1,753	4,438
Payables due to other financial institutions | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	1,040	1,014
Payables due to other financial institutions | Over 3 Months to 1 Year | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	1,040	1,014
Payables due to other financial institutions | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	160	23
Payables due to other financial institutions | Over 1 Year to 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	160	23
Deposits and other borrowings
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	563,940	537,486
Deposits and other borrowings | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	504,431	480,961
Deposits and other borrowings | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	352,941	337,821
Deposits and other borrowings | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	320,365	306,013
Deposits and other borrowings | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	85,726	76,557
Deposits and other borrowings | Over 1 Month to 3 Months | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	74,530	65,078
Deposits and other borrowings | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	108,427	102,306
Deposits and other borrowings | Over 3 Months to 1 Year | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	94,855	91,055
Deposits and other borrowings | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	16,771	20,605
Deposits and other borrowings | Over 1 Year to 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	14,606	18,618
Deposits and other borrowings | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	75	197
Deposits and other borrowings | Over 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	75	197
Other financial liabilities at fair value through income statement
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	4,297	4,056
Other financial liabilities at fair value through income statement | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	4,297	4,038
Other financial liabilities at fair value through income statement | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	4,197	3,253
Other financial liabilities at fair value through income statement | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	4,197	3,235
Other financial liabilities at fair value through income statement | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	100	803
Other financial liabilities at fair value through income statement | Over 1 Month to 3 Months | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	100	803
Derivative financial instruments: Held for trading
Disclosure of financial liabilities [abstract]
Derivative financial instruments	22,869	22,757
Derivative financial instruments: Held for trading | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments	23,039	22,791
Derivative financial instruments: Held for trading | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments	22,869	22,757
Derivative financial instruments: Held for trading | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments	23,039	22,791
Derivative financial instruments: Held for hedging purposes (net settled)
Disclosure of financial liabilities [abstract]
Derivative financial instruments	1,377	1,929
Derivative financial instruments: Held for hedging purposes (net settled) | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments	1,081	1,726
Derivative financial instruments: Held for hedging purposes (net settled) | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments	68	98
Derivative financial instruments: Held for hedging purposes (net settled) | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments	51	83
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Derivative financial instruments	95	146
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Month to 3 Months | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments	55	128
Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Derivative financial instruments	377	489
Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 Months to 1 Year | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments	271	409
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments	741	1,088
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 Year to 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments	608	1,000
Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments	96	108
Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments	96	106
Derivative financial instruments: Held for hedging purposes (gross settled)
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	12,283	12,946
Derivative financial instruments: Cash inflow	(11,796)	(11,212)
Derivative financial instruments: Held for hedging purposes (gross settled) | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	10,634	7,850
Derivative financial instruments: Cash inflow	(10,313)	(6,969)
Derivative financial instruments: Held for hedging purposes (gross settled) | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	2,680	865
Derivative financial instruments: Cash inflow	(2,658)	(737)
Derivative financial instruments: Held for hedging purposes (gross settled) | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	2,632	11
Derivative financial instruments: Cash inflow	(2,615)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	5,140	3,368
Derivative financial instruments: Cash inflow	(5,096)	(3,275)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Month to 3 Months | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	4,725	2,929
Derivative financial instruments: Cash inflow	(4,687)	(2,861)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	406	1,039
Derivative financial instruments: Cash inflow	(337)	(821)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 Months to 1 Year | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	377	820
Derivative financial instruments: Cash inflow	(324)	(680)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	2,799	5,617
Derivative financial instruments: Cash inflow	(2,527)	(4,634)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 Year to 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	2,174	2,796
Derivative financial instruments: Cash inflow	(2,043)	(2,376)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 Years
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	1,258	2,057
Derivative financial instruments: Cash inflow	(1,178)	(1,745)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Derivative financial instruments: Cash outflow	726	1,294
Derivative financial instruments: Cash inflow	(644)	(1,052)
Debt issues
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	190,230	180,174
Debt issues | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	168,667	154,542
Debt issues | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	1,743	3,111
Debt issues | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	1,588	2,069
Debt issues | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	7,502	10,492
Debt issues | Over 1 Month to 3 Months | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	7,117	9,127
Debt issues | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	48,848	46,730
Debt issues | Over 3 Months to 1 Year | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	45,527	42,116
Debt issues | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	100,245	101,045
Debt issues | Over 1 Year to 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	85,106	84,960
Debt issues | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	31,892	18,796
Debt issues | Over 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	29,329	16,270
Due to subsidiaries | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	142,400	143,834
Due to subsidiaries | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	142,400	143,834
Other financial liabilities
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	4,887	4,764
Other financial liabilities | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	4,402	4,452
Other financial liabilities | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	1,639	1,603
Other financial liabilities | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	1,598	1,576
Other financial liabilities | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	591	575
Other financial liabilities | Over 1 Month to 3 Months | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	510	523
Other financial liabilities | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	2,657	2,586
Other financial liabilities | Over 3 Months to 1 Year | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	2,294	2,353
Loan capital
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	21,715	22,149
Loan capital | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	21,715	22,149
Loan capital | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	8	5
Loan capital | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	8	5
Loan capital | Over 1 Month to 3 Months
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	79	86
Loan capital | Over 1 Month to 3 Months | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	79	86
Loan capital | Over 3 Months to 1 Year
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	253	729
Loan capital | Over 3 Months to 1 Year | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	253	729
Loan capital | Over 1 Year to 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	4,866	4,781
Loan capital | Over 1 Year to 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	4,866	4,781
Loan capital | Over 5 Years
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	16,509	16,548
Loan capital | Over 5 Years | Parent Entity
Disclosure of financial liabilities [abstract]
Non-derivative financial instruments:	16,509	16,548
Letters of credit and guarantees
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	15,585	15,460
Letters of credit and guarantees | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	14,957	14,908
Letters of credit and guarantees | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	15,585	15,460
Letters of credit and guarantees | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	14,957	14,908
Commitments to extend credit
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	174,658	178,443
Commitments to extend credit | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	152,943	156,423
Commitments to extend credit | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	174,658	178,443
Commitments to extend credit | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	152,943	156,423
Other commitments
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	154	648
Other commitments | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	99	648
Other commitments | Less than or Up to 1 Month
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	154	648
Other commitments | Less than or Up to 1 Month | Parent Entity
Disclosure of financial liabilities [abstract]
Total undiscounted contingent liabilities and commitments	$ 99	$ 648